Income taxes, Reconciliation between Effective Income Tax Rate and Federal Statutory Income Tax Rate (FY) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Reconciliation of Effective Income Tax Rate and Federal Statutory Income Tax Rate [Abstract]
Domestic	$ (7,403,278)	$ (5,090,737)
International	(2,395,924)	(813,916)
Net loss before income taxes	(9,799,202)	(5,904,653)
Expected recovery at statutory rate	(2,057,832)	(1,239,977)
Permanent book/tax differences	241,919	21,517
Change in valuation allowance	1,873,989	1,267,017
Current tax true up	28,463	0
Tax rate differential	0	(48,835)
Impact of foreign currency translation	(13,993)	278
Total income tax expense	$ 72,546	$ 0